UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-207361-04

Central Index Key Number of the issuing entity: 0001691198

CSMC 2016-NXSR Commercial Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-207361

Central Index Key Number of the depositor: 0001654060

Credit Suisse Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

Column Financial, Inc.
(Central Index Key Number 0001628601)
Natixis Real Estate Capital LLC
(Central Index Key Number 0001542256)
UBS AG
(Central Index Key Number 0001685185)

(Exact name of sponsor as specified in its charter)

Charles Y. Lee (212) 538-1807

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Credit Suisse Commercial Mortgage Securities Corp.
(Depositor)

/s/ Charles Y. Lee
Date:	December 7, 2016	(Signature)*